TAXES ON INCOME - Theoretical tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Abstract]
Tax benefit computed at the UK statutory tax rate	$ (36,792)	$ (34,747)	$ (26,037)
Subsidiaries taxed at a different tax rate	(8,730)	(6,720)	(8,606)
Deferred taxes not recognized	29,257	37,582	34,867
Share listing expense	14,160	0	0
Uncertain tax positions	2,639	2,261	1,545
Permanent differences	3,760	4,543	382
Other	148	(75)	114
Income tax expense	$ 4,442	$ 2,844	$ 2,265